SHARE-BASED PAYMENT (Details 4) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Number of Restricted shares, Outstanding at beginning balance	269,638	769,040
Number of Restricted shares, Granted	320,000
Number of Restricted shares, Vested	(134,357)	(193,347)
Number of Restricted shares, Forfeited	(26,829)	(306,055)
Number of Restricted shares, Outstanding at ending balance	428,452	269,638